Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share
Earnings per share

6.Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the potentially dilutive instruments into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted loss per share computations for the three and six months ended June 30, 2026 and 2025:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	37,348	30,891	19,944	16,625

Weighted average number of ordinary shares for basic earnings per share	18,150,489	18,124,482	18,150,489	18,131,797
Weighted average number of ordinary shares for diluted earnings per share	18,508,238	18,420,761	18,471,952	18,519,769
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	2.06	1.70	1.10	0.92
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	2.02	1.68	1.08	0.90

The Company does not consider the effect of its public warrants, and its private placement warrants in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in the calculation of the basic and diluted earnings per share due to the expiration of the right to their receipt in respect of the entire number of 2,000,000 deferred exchange shares as of the reporting date.